Investment in equity securities at fair value	12 Months Ended
Mar. 31, 2019
Investment in equity securities at fair value
Investment in equity securities at fair value

9            Investment in equity securities at fair value

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Listed equity securities
Cordlife Group Limited - listed on Singapore Exchange	91,632	49,270	7,341
Listed fund investment	62,250	58,092	8,656
	153,882	107,362	15,997

As of March 31, 2017, the Group held 8,122,222 ordinary shares in Life Corporation Limited (“LFC”). LFC is principally engaged in the provision of funeral and related services and is listed on the Australian Securities Exchange (delisted on January 24, 2018). In February 2018, the Group disposed of its entire equity interest in LFC at a consideration of RMB217 to an independent third party.

During the year ended March 31, 2017, the Group recorded impairment loss on available-for-sale equity securities of RMB2,533, which was related to the Group’s investment in LFC. Having considered the extent of the decline in the fair value of the ordinary shares of LFC, the length of time to which the market value of the shares had been below cost, and the financial condition and near-term prospects of LFC, management concluded that the decline in value on the investment in LFC was other-than-temporary. As a result, impairment loss of RMB2,533    was recognized in earnings, which was transferred from other comprehensive income, during the year ended March 31, 2017. No impairment loss was recorded for the years ended March 31, 2018 and 2019.

As of March 31, 2018 and 2019, the Group held 25,516,666 ordinary shares in CGL. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia, Malaysia and the Philippines (as well as brand presence in Myanmar and Vietnam), and is listed on the Singapore Exchange. As of March 31, 2018 and 2019, the Group’s equity interest in CGL was 10.1%.

During the year ended March 31, 2017, the Group made an investment in industry specific fund for US$10,000 (RMB66,154). Such fund investments are classified as equity securities measured at fair value since they have readily determinable fair value.

As of March 31, 2018, the cost basis of the investments in equity securities was RMB100,213, total unrealized holding gains of CGL was RMB62,613 and total unrealized holding losses of other investment was RMB297. The aggregate fair value was RMB153,882 as of March 31, 2018. Upon the adoption of ASU 2016-01 on April 1, 2018, accumulated unrealized holding gains of equity securities of RMB62,316  (US$9,285) was adjusted from accumulated other comprehensive losses to retained earnings.

As of March 31, 2019, the cost basis of the investments in equity securities was RMB100,213  (US$14,932) and the aggregate fair value was RMB107,362  (US$15,997). Decrease in fair value of equity securities of RMB57,125  (US$8,512) for the year ended March 31, 2019 was recognized as other expenses through net income.

Dividends received from CGL during the years ended March 31, 2017, 2018 and 2019 of nil,  RMB634 and RMB976 (US$145), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.